Note 9 - Related-party Transactions (Details)	12 Months Ended
Sep. 30, 2016 USD ($) $ / shares shares
Payments on related party notes	$ (52,000)
Loan agreements
Notes Payable, Related Parties, Current	52,000
Payments on related party notes	57,200
Payments of Financing Costs	5,200
Vehicles exchanged
Other General Expense	29,603
Gain (Loss) on Disposition of Other Assets	$ 27,601
Consultants
Stock Issued During Period, Shares, Issued for Services | shares	100,000
Stock Issued During Period, Value, Issued for Services	$ 14,000
Private placement
Private placement units sold to related parties | shares	1,431,733
Private placement units sold to related parties, value	$ 214,760
Private placement units, price per unit | $ / shares	$ 0.15